Advances to joint ventures (Tables)	6 Months Ended
Jun. 30, 2017
Receivables [Abstract]
Investments in and Advances to Affiliates [Table Text Block]
	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2017	2016
Current portion of advances to joint ventures	$4,623	$6,275
Long-term advances to joint ventures	—	943
Advances/shareholder loans to joint ventures	$4,623	$7,218